Demonstration Plant (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Demonstration plant
Plant operating expense	$ 976	$ 1,103	$ 3,709	$ 3,095
Personnel
Demonstration plant
Plant operating expense	653	873	2,669	2,362
Reagents
Demonstration plant
Plant operating expense	2	8	24	48
Repairs and maintenance
Demonstration plant
Plant operating expense	2	28	121	84
Supplies
Demonstration plant
Plant operating expense	229	141	671	442
Testwork
Demonstration plant
Plant operating expense	6	3	10	11
Office trailer rental
Demonstration plant
Plant operating expense	12	19	40	42
Other
Demonstration plant
Plant operating expense	$ 72	$ 31	$ 174	$ 106